UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03479

Franklin New York Tax-Free Income Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices)(Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 11/30/15

Item 1. Reports to Stockholders.

FRANKLIN TEMPLETON
INVESTMENTS

Semiannual Report
and Shareholder Letter
November 30, 2015

Franklin New York Tax-Free Income Fund

Sign up for electronic delivery at franklintempleton.com/edelivery

Contents

Semiannual Report
Franklin New York Tax-Free Income Fund	3
Performance Summary	7
Your Fund’s Expenses	10
Financial Highlights and Statement of Investments	11
Financial Statements	23
Notes to Financial Statements	26
Shareholder Information	32

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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Semiannual Report

Franklin New York Tax-Free Income Fund

This semiannual report for Franklin New York Tax-Free Income Fund covers the period ended November 30, 2015.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investors with as high a level of income exempt from federal, New York state and New York City personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from federal income taxes, including the federal alternative minimum tax, and from New York state personal income taxes, and at least 65% of its total assets in securities that pay interest free from New York City personal income taxes.1

Performance Overview

The Fund’s Class A share price, as measured by net asset value, decreased from $11.58 on May 31, 2015, to $11.48 on November 30, 2015. The Fund’s Class A shares paid dividends totaling 20.64 cents per share for the reporting period.2 The Performance Summary beginning on page 7 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.44% based on an annualization of Novem-ber’s 3.44 cent per share dividend and the maximum offering price of $11.99 on November 30, 2015. An investor in the 2015 maximum combined effective federal and New York state and City personal income tax bracket of 51.07% (including 3.8% Medicare tax) would need to earn a distribution rate of 7.03% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary.

Credit Quality Breakdown*
11/30/15
% of Total
Ratings	Investments
AAA	18.56%
AA	59.97%
A	13.44%
BBB	0.39%
Below Investment Grade	2.28%
Refunded	4.14%
Not Rated	1.22%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs),
such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below
Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this breakdown.

Performance data represent past performance, which does not
guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures
shown. For most recent month-end performance, go to
franklintempleton.com or call (800) 342-5236.

State Update

New York’s mature and diverse economy continued to improve during the six months under review amid an improved housing market and favorable labor market conditions. Factors including pent-up demand and low mortgage rates helped the state’s real estate market reach record sales levels in October and generate healthy price increases. New York gained jobs during the period, supported by most sectors, with construction, education and health services, and leisure and hospitality

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid the impo-
sition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 14.

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Semiannual Report 3

FRANKLIN NEW YORK TAX-FREE INCOME FUND

providing the largest increases. The mining and logging, other services and manufacturing sectors nonetheless experienced job losses, but they were relatively small in number. New York’s unemployment rate decreased from 5.7% in May to an eight-year low of 4.8% at period-end and was slightly below the national average.3

Dividend Distributions[2]
6/1/15–11/30/15
	Dividend per Share (cents)
Month	Class A	Class C	Advisor Class
June	3.44	2.92	3.53
July	3.44	2.92	3.53
August	3.44	2.92	3.53
September	3.44	2.87	3.55
October	3.44	2.87	3.55
November	3.44	2.87	3.55
Total	20.64	17.37	21.24

For fiscal year 2016, the state anticipated wage growth rates and personal income to continue increasing despite potential revenue volatility stemming from the state’s dependence on the financial services sector and income taxes. A large portion of the 2015 budget surplus was transferred in fiscal year 2016 to a new “Dedicated Infrastructure Investment Fund,” which is intended to provide grants and financing for various projects around the state. Near period-end, lawmakers released an updated financial plan that projected New York will enter fiscal year 2016 with a surplus. The projected surplus will largely result from the collection of funds obtained through legal settlements with financial institutions accused of misconduct. The state also collected atypically large estate tax payments and higher-than-expected income taxes. Although tax collections increased in fiscal year 2015, they were projected to slow in fiscal year 2016 because of the impact of changes to corporate and estate tax laws.

New York’s net tax-supported debt was 5.7% of personal income and $3,092 per capita, compared with the 2.5% and $1,012 national medians.4 Independent credit rating agency Moody’s Investors Service affirmed its rating of New York’s general obligation bonds at Aa1 with a stable outlook.5 The rating reflected Moody’s view of the state’s recent, strong economic recovery, upgraded financial position amid improved reserves and moderate projected budget gaps. The outlook reflected Moody’s view of New York’s adequate liquidity, growth of formal and informal reserves and continued control of spending growth. Moody’s expected New York to continue to build on its improvements in fiscal management, to close budget gaps largely with recurring solutions and to contain its structural fiscal imbalance.

Municipal Bond Market Overview

During the six-month reporting period ended November 30, 2015, municipal bonds performed better than both the U.S. Treasury market and the U.S. stock market. Investment-grade municipal bonds, as measured by the Barclays Municipal Bond Index, generated a +2.37% total return for the period, while U.S. Treasuries, as measured by the Barclays U.S. Treasury Index, posted a +0.08% total return, and stocks, as measured by the Standard & Poor’s® (S&P) 500 Index, fell 0.21%.6 Each market experienced volatility primarily due to uncertainty regarding the timing and magnitude of an anticipated interest rate increase by the Federal Reserve (Fed). Toward the end of the period, geopolitical concerns exacerbated the volatility, as China’s devaluation of its currency in August negatively affected other Asian, U.S. and European markets.

The financial markets reflected investor uncertainty about when the Fed might begin raising interest rates after it removed the word “patient” from its statement on interest rate policy. During the period, the Fed kept its target rate at 0%–0.25%. We anticipate the municipal bond market, as well as others, will continue to monitor the Fed and economic conditions, and we would expect to see some volatility until the markets have more clarity surrounding higher short-term rates.

The volatility surrounding potential rate hikes had an impact on municipal bond fund flows, as they turned slightly negative through September, were positive in October but turned slighlty negative again in November. Amid some investor caution, investment-grade municipal bonds outperformed high yield municipal bonds, which had a -0.18% total return over the reporting period, as measured by the Barclays Municipal High Yield Index.6 Overall new issuance for the period was strong with more than $162 billion in bonds coming to the market; however, overall net supply was offset by more than

3. Source: Bureau of Labor Statistics.
4. Source: Moody’s Investors Service, State Debt Medians 2015: Total Debt Falls for First Time in Almost 30 Years, 6/24/15.
5. This does not indicate Moody’s rating of the Fund.
6. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.

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FRANKLIN NEW YORK TAX-FREE INCOME FUND

$205 billion in bonds either maturing or being called out of the market.7

Several developments affected Puerto Rico bonds over the reporting period. Puerto Rico and its municipal issuers continued to experience significant financial difficulties, which created additional strain on a commonwealth already facing economic stagnation and fiscal imbalances. These challenges also led to liquidity issues including reduced access to the financial markets. On February 6, 2015, a federal judge ruled that Puerto Rico’s Public Corporation Debt Enforcement and Recovery Act (the Act), signed into law on June 28, 2014, was unconstitutional. Following the ruling, which was affirmed by the U.S. Court of Appeals on July 6, 2015, independent credit rating agencies Moody’s and S&P repeatedly downgraded Puerto Rico’s general obligation debt, as well as the ratings of certain related Puerto Rico issuers. On August 21, Puerto Rico petitioned the U.S. Supreme Court to review the ruling invalidating the Act. In addition, the Commonwealth continued to seek the expansion of Chapter 9 bankruptcy eligibility through the U.S. Congress.

Near the end of June, in conjunction with announcing that Puerto Rico’s debt was “not payable,” Governor Alejandro Garcia Padilla publicly called for a restructuring of Puerto Rico debt obligations, while certain other Puerto Rico issuers continued to negotiate with creditors for a financial restructuring. During the reporting period, Puerto Rico’s financial issues led to partial defaults by Puerto Rico’s Public Finance Corporation on its debt service payments beginning on August 3, 2015. The uncertainty arising from these recent actions led to price volatility among several Puerto Rico municipal bond issues.

In September, Governor Garcia Padilla’s working group issued a preliminary report regarding the island’s financial situation and potential restructuring recommendations, although lacking somewhat in specific detail. Franklin Templeton has been a member of a creditors’ committee (Ad Hoc Group) made up of bondholders of the Puerto Rico Electric Power Authority (PREPA) with the goal of achieving a negotiated, market-based, long-term solution to PREPA’s liquidity and structural issues. On November 5, 2015, a Restructuring Support Agreement was signed. The agreement, which is subject to various conditions and approvals, provides for the Ad Hoc Group to exchange its bonds at 85 cents on the dollar into a new “securitization” bond. There are still many details that need to be resolved, and the formulation of the exchange offer and necessary legislation may take several months. However, we are satisfied that implementation of this agreement would allow PREPA to provide reliable and lower cost service, fund its capital needs for the medium term, ensure environmental compliance, diversify generation resources to include more natural gas and provide jobs.

We believe the PREPA agreement demonstrates how the combination of pursuing our legal rights and engaging in negotiations can achieve positive results, avoiding costly lawsuits or bankruptcy proceedings. The market viewed this agreement as positive, and as of this writing, PREPA bonds were trading at prices from about 50 to 65 cents on the dollar.

At period-end, we maintained our positive view of the municipal bond market. We believe municipal bonds continue to be an attractive asset class among fixed income securities, and we intend to follow our solid discipline of investing to maximize income while seeking value in the municipal bond market.

Investment Strategy

We use a consistent, disciplined strategy in an effort to maximize tax-exempt income for our shareholders by seeking to maintain exposure to higher coupon securities while balancing risk and return within the Fund’s range of allowable investments. We generally employ a buy-and-hold approach and invest in securities we believe should provide the most relative value in the market. We do not use leverage or derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets. We generally seek to stay close to fully invested to help maximize income distribution.

Manager’s Discussion

The combination of our value-oriented philosophy of investing primarily for income and a positive-sloping municipal yield curve, in which interest rates for longer term bonds are higher than those for shorter term bonds, led us to favor longer term bonds during the reporting period. Consistent with our strategy, we sought to remain close to fully invested in bonds ranging from 20 to 30 years in maturity with good call features. In line with our relative value investment strategy, and to further reduce volatility, we avoided derivative securities and other investment vehicles designed to leverage the portfolio. During the period, the Fund had no exposure to inverse floaters or any other form of leverage. Also, as the alternative minimum tax

7. Source: Goldman Sachs Securities Division, Bloomberg.
See www.franklintempletondatasources.com for additional data provider information.

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Semiannual Report 5

FRANKLIN NEW YORK TAX-FREE INCOME FUND

Portfolio Breakdown
11/30/15
% of Total
Investments*
Transportation	23.8%
Tax-Supported	16.2%
Refunded**	13.9%
Subject to Government Appropriations	13.5%
Utilities	9.3%
General Obligation	8.3%
Higher Education	6.9%
Corporate-Backed	2.9%
Hospital & Health Care	2.4%
Housing	1.5%
Other Revenue	1.3%

*Does not include cash and cash equivalents.
**Includes all refunded bonds; the percentage may differ from that in the Credit
Quality Breakdown.

(AMT) affects more individuals each year, we held no bonds subject to AMT to prevent a taxable situation for individuals subject to AMT.

The Fund holds a small portion of its assets in Puerto Rico bonds. Puerto Rico and its municipal issuers continued to experience significant financial difficulties, which we discussed in the Municipal Bond Market Overview. The Fund is not required to sell securities that have been downgraded to below investment grade, but it is prohibited from making further purchases of such securities as long as the securities are not rated investment grade by at least one U.S. nationally recognized rating service. Rating actions combined with news related to the commonwealth’s financial position and future financing endeavors caused the Puerto Rico bond market to experience volatility during the reporting period. We continue to closely monitor developments in Puerto Rico; however, the municipal bond market’s overall fundamentals, such as general creditwor-thiness and low default rates, remained stable.

We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders. Thank you for your continued participation in Franklin New York Tax-Free Income Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN NEW YORK TAX-FREE INCOME FUND

Performance Summary as of November 30, 2015

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Net Asset Value
Share Class (Symbol)	11/30/15	5/31/15		Change
A (FNYTX)	$11.48	$11.58	-$	0.10
C (FNYIX)	$11.47	$11.57	-$	0.10
Advisor (FNYAX)	$11.49	$11.59	-$	0.10

Distributions[1] (6/1/15–11/30/15)
Dividend
Share Class	Income
A	$0.2064
C	$0.1737
Advisor	$0.2124

See page 9 for Performance Summary footnotes.

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Semiannual Report 7

FRANKLIN NEW YORK TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

Performance as of 11/30/15

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

	Cumulative	Average Annual	Average Annual	Total Annual
Share Class	Total Return[2]	Total Return[3]	Total Return (12/31/15)[4]	Operating Expenses[5]
A				0.61%
6-Month	+0.93%	-3.32%
1-Year	+1.51%	-2.80%	-2.80%
5-Year	+20.58%	+2.92%	+3.46%
10-Year	+47.89%	+3.54%	+3.49%
C				1.16%
6-Month	+0.65%	-0.34%
1-Year	+0.94%	-0.04%	+0.05%
5-Year	+17.29%	+3.24%	+3.79%
10-Year	+39.96%	+3.42%	+3.37%
Advisor				0.51%
6-Month	+0.99%	+0.99%
1-Year	+1.61%	+1.61%	+1.70%
5-Year	+21.16%	+3.91%	+4.46%
10-Year	+49.38%	+4.10%	+4.04%

	Distribution	Taxable Equivalent	30-Day	Taxable Equivalent 30-Day
Share Class	Rate[6]	Distribution Rate[7]	Standardized Yield[8]	Standardized Yield[7]
A	3.44%	7.03%	1.34%	2.74%
C	3.00%	6.13%	0.85%	1.74%
Advisor	3.71%	7.58%	1.50%	3.07%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 9 for Performance Summary footnotes.

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FRANKLIN NEW YORK TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund holds a small portion of its assets in Puerto Rico municipal bonds that have been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	These shares have higher annual fees and expenses than Class A shares.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
5. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
6. Distribution rate is based on an annualization of the respective class’s November dividend and the maximum offering price (NAV for Classes C and Advisor) per share on
11/30/15.
7. Taxable equivalent distribution rate and yield assume the published rates as of 6/12/15 for the maximum combined effective federal and New York state and City personal income tax rate of 51.07%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax.
8. The 30-day standardized yield for the 30 days ended 11/30/15 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

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Semiannual Report 9

FRANKLIN NEW YORK TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases, if applicable; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Share Class	Value 6/1/15	Value 11/30/15	Period* 6/1/15–11/30/15
A
Actual	$1,000	$1,009.30	$3.06
Hypothetical (5% return before expenses)	$1,000	$1,021.95	$3.08
C
Actual	$1,000	$1,006.50	$5.82
Hypothetical (5% return before expenses)	$1,000	$1,019.20	$5.86
Advisor
Actual	$1,000	$1,009.90	$2.56
Hypothetical (5% return before expenses)	$1,000	$1,022.45	$2.58

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.61%; C: 1.16%; and Advisor: 0.51%), multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

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		FRANKLIN NEW YORK TAX-FREE INCOME FUND

Financial Highlights
	Six Months Ended
	November 30, 2015		Year Ended May 31,
	(unaudited)	2015	2014	2013	2012	2011
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period	$11.58	$11.69	$11.98	$12.09	$11.45	$11.76
Income from investment operations[a]:
Net investment income[b]	0.21	0.43	0.46	0.43	0.48	0.49
Net realized and unrealized gains (losses)	(0.10)	(0.11)	(0.30)	(0.11)	0.64	(0.31)
Total from investment operations	0.11	0.32	0.16	0.32	1.12	0.18
Less distributions from:
Net investment income	(0.21)	(0.43)	(0.45)	(0.43)	(0.48)	(0.48)
Netrealizedgains	—	—	—	—	(—)[c]	(0.01)
Totaldistributions	(0.21)	(0.43)	(0.45)	(0.43)	(0.48)	(0.49)
Netassetvalue,endofperiod	$11.48	$11.58	$11.69	$11.98	$12.09	$11.45

Total return[d]	0.93%	2.76%	1.52%	2.65%	10.03%	1.64%

Ratios to average net assets[e]
Expenses	0.61%	0.61%	0.60%	0.60%	0.60%	0.60%
Net investment income	3.61%	3.67%	4.03%	3.55%	4.04%	4.23%

Supplemental data
Netassets,endofperiod(000’s)	$4,178,702	$4,319,062	$4,599,685	$5,532,799	$5,634,348	$5,332,096
Portfolio turnover rate.	1.27%	6.54%	4.74%	12.08%	5.55%	6.72%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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FRANKLIN NEW YORK TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended
	November 30, 2015		Year Ended May 31,
	(unaudited)	2015	2014	2013	2012	2011
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period	$11.57	$11.67	$11.97	$12.07	$11.44	$11.75
Income from investment operations[a]:
Net investment income[b]	0.18	0.36	0.39	0.36	0.41	0.42
Net realized and unrealized gains (losses)	(0.11)	(0.10)	(0.30)	(0.10)	0.64	(0.30)
Total from investment operations	0.07	0.26	0.09	0.26	1.05	0.12
Less distributions from:
Net investment income	(0.17)	(0.36)	(0.39)	(0.36)	(0.42)	(0.42)
Netrealizedgains	—	—	—	—	(—)[c]	(0.01)
Totaldistributions	(0.17)	(0.36)	(0.39)	(0.36)	(0.42)	(0.43)
Netassetvalue,endofperiod	$11.47	$11.57	$11.67	$11.97	$12.07	$11.44

Total return[d]	0.65%	2.28%	0.87%	2.17%	9.35%	1.08%

Ratios to average net assets[e]
Expenses	1.16%	1.16%	1.15%	1.15%	1.15%	1.15%
Net investment income	3.06%	3.12%	3.48%	3.00%	3.49%	3.68%

Supplemental data
Netassets,endofperiod(000’s)	$651,044	$674,478	$700,352	$963,878	$911,935	$821,154
Portfolio turnover rate.	1.27%	6.54%	4.74%	12.08%	5.55%	6.72%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

12 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

		FRANKLIN NEW YORK TAX-FREE INCOME FUND
				FINANCIAL HIGHLIGHTS

	Six Months Ended
	November 30, 2015		Year Ended May 31,
	(unaudited)	2015	2014	2013	2012	2011
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period	$11.59	$11.69	$11.99	$12.09	$11.45	$11.77
Income from investment operations[a]:
Net investment income[b]	0.21	0.44	0.47	0.44	0.49	0.50
Net realized and unrealized gains (losses)	(0.10)	(0.10)	(0.31)	(0.10)	0.64	(0.32)
Total from investment operations	0.11	0.34	0.16	0.34	1.13	0.18
Less distributions from:
Net investment income	(0.21)	(0.44)	(0.46)	(0.44)	(0.49)	(0.49)
Netrealizedgains	—	—	—	—	(—)[c]	(0.01)
Totaldistributions	(0.21)	(0.44)	(0.46)	(0.44)	(0.49)	(0.50)
Netassetvalue,endofperiod	$11.49	$11.59	$11.69	$11.99	$12.09	$11.45

Total return[d]	0.99%	2.94%	1.53%	2.84%	10.14%	1.65%

Ratios to average net assets[e]
Expenses	0.51%	0.51%	0.50%	0.50%	0.50%	0.50%
Net investment income	3.71%	3.77%	4.13%	3.65%	4.14%	4.33%

Supplemental data
Netassets,endofperiod(000’s)	$266,746	$271,828	$180,654	$254,797	$217,197	$172,220
Portfolio turnover rate.	1.27%	6.54%	4.74%	12.08%	5.55%	6.72%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 13

FRANKLIN NEW YORK TAX-FREE INCOME FUND

Statement of Investments, November 30, 2015 (unaudited)
	Principal
	Amount	Value

Municipal Bonds 91.4%
New York 89.3%
Albany IDA Civic Facility Revenue,
St. Peter’s Hospital Project, Series A, Pre-Refunded, 5.25%, 11/15/27	$5,000,000	$5,428,600
St. Peter’s Hospital Project, Series A, Pre-Refunded, 5.25%, 11/15/32	5,000,000	5,428,600
St. Peter’s Hospital Project, Series E, Pre-Refunded, 5.50%, 11/15/27	1,135,000	1,237,774
St. Peter’s Hospital Project, Series E, Pre-Refunded, 5.25%, 11/15/32	1,150,000	1,248,578
Amherst Development Corp. Student Housing Facility Revenue,
University of Buffalo Foundation Facility, Student Housing Corp., Greiner and Hadley Projects at Suny
Buffalo, Series A, AGMC Insured, 5.00%, 10/01/40	3,000,000	3,295,980
University of Buffalo Foundation Facility, Student Housing Corp., Greiner and Hadley Projects at Suny
Buffalo, Series A, AGMC Insured, 5.00%, 10/01/45	3,800,000	4,169,512
Buffalo and Erie County Industrial Land Development Corp. Revenue,
Buffalo State College Foundation Housing Corp. Project, Series A, 5.375%, 10/01/41.	2,035,000	2,251,178
Catholic Health System Inc. Project, 5.25%, 7/01/35	1,000,000	1,136,980
Catholic Health System Inc. Project, 5.00%, 7/01/40	1,000,000	1,093,880
City of New Rochelle Corp. for Local Development Revenue,
Iona College Project, Refunding, Series A, 5.00%, 7/01/40	1,250,000	1,372,613
Iona College Project, Refunding, Series A, 5.00%, 7/01/45	1,425,000	1,552,808
Clinton County COP, Correctional Facilities Project, 8.125%, 8/01/17.	1,665,000	1,707,157
Erie County GO, Sewer District, Series B, NATL Insured, 5.00%, 12/01/35	2,000,000	2,005,800
Erie County IDA School Facility Revenue, City School District of the City of Buffalo Project, Refunding,
Series A, 5.00%, 5/01/28	8,100,000	9,582,219
Hudson Yards Infrastructure Corp. Revenue,
Hudson Yards, Senior, Fiscal 2007, Series A, 5.00%, 2/15/47.	40,000,000	41,385,600
Hudson Yards, Senior, Fiscal 2012, Series A, 5.25%, 2/15/47.	35,000,000	38,568,950
Series A, AGMC Insured, 5.00%, 2/15/47	15,000,000	15,537,750
Long Island Power Authority Electric System Revenue,
General, Refunding, Series A, 5.00%, 9/01/42	22,000,000	24,021,360
General, Refunding, Series A, 5.00%, 9/01/44	5,000,000	5,552,550
General, Refunding, Series A, BHAC Insured, 5.50%, 5/01/33	5,000,000	5,655,450
General, Refunding, Series E, BHAC Insured, 5.00%, 12/01/22	9,200,000	9,614,920
General, Series A, Pre-Refunded, 6.00%, 5/01/33	42,000,000	49,086,660
General, Series B, Pre-Refunded, 5.00%, 12/01/35.	5,000,000	5,115,750
General, Series C, BHAC Insured, Pre-Refunded, 5.00%, 9/01/35	5,000,000	5,174,200
General, Series C, Pre-Refunded, 5.00%, 9/01/35	16,000,000	16,557,440
Monroe County IDC Revenue,
University of Rochester Project, Refunding, Series A, 5.00%, 7/01/30	3,275,000	3,888,670
University of Rochester Project, Refunding, Series A, 5.00%, 7/01/32	2,000,000	2,354,480
University of Rochester Project, Refunding, Series A, 5.00%, 7/01/37	1,780,000	2,055,170
University of Rochester Project, Series A, 5.00%, 7/01/38	6,350,000	7,154,545
University of Rochester Project, Series B, 5.00%, 7/01/43	5,000,000	5,590,550
MTA Dedicated Tax Fund Revenue,
Series A, 5.50%, 11/15/39	22,845,000	25,472,175
Series A, NATL Insured, 5.00%, 11/15/35	66,430,000	68,942,383
Series B, 5.00%, 11/15/34	63,750,000	71,987,775
Series B, NATL Insured, 4.75%, 11/15/26	5,200,000	5,398,016
Series B, NATL Insured, 5.00%, 11/15/31	40,000,000	41,633,200
MTA Revenue,
Transportation, Refunding, Series D, 5.25%, 11/15/40	21,500,000	24,440,340
Transportation, Refunding, Series D, Sub Series D-1, 5.00%, 11/15/34	5,000,000	5,798,650
Transportation, Refunding, Series D, Sub Series D-1, 5.00%, 11/15/35	5,000,000	5,775,500
Transportation, Series A, 5.00%, 11/15/35	43,895,000	45,440,104
Transportation, Series A, 5.00%, 11/15/37	48,000,000	50,977,440
Transportation, Series A, AGMC Insured, 5.50%, 11/15/23	7,460,000	9,332,908

14 Semiannual Report

franklintempleton.com

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
MTA Revenue, (continued)
Transportation, Series B, 5.00%, 11/15/37	$25,000,000	$26,550,750
Transportation, Series B, 5.00%, 11/15/38	11,320,000	12,797,034
Transportation, Series B, 5.00%, 11/15/43	10,670,000	12,062,222
Transportation, Series C, 6.50%, 11/15/28	15,000,000	17,363,700
Transportation, Series C, 5.00%, 11/15/38	10,000,000	11,304,800
Transportation, Series C, 5.00%, 11/15/42	10,000,000	11,184,600
Transportation, Series C, 5.00%, 11/15/47	16,125,000	17,920,519
Nassau County GO,
General Improvement, Series C, AGMC Insured, 5.00%, 4/01/43	26,665,000	29,392,296
General Improvement, Series C, Assured Guaranty, 5.00%, 10/01/30	5,735,000	6,399,457
General Improvement, Series C, Assured Guaranty, 5.00%, 10/01/31	6,025,000	6,711,248
General Improvement, Series C, Assured Guaranty, 5.125%, 10/01/35	27,210,000	30,370,169
General Improvement, Series C, Assured Guaranty, 5.25%, 10/01/39	28,190,000	31,427,621
Sewer and Storm Water Resources District, Series D, Assured Guaranty, 5.25%, 10/01/39	7,620,000	8,525,027
Nassau County Sewer and Storm Water Finance Authority System Revenue, Series A, BHAC Insured,
Pre-Refunded, 5.375%, 11/01/28	2,000,000	2,256,580
New York City Educational Construction Fund Revenue,
Series A, 5.75%, 4/01/41	20,000,000	23,484,400
Series A, BHAC Insured, 5.00%, 4/01/37	19,750,000	20,628,282
New York City GO,
Citysavers, Series B, zero cpn., 12/01/15	1,030,000	1,107,250
Citysavers, Series B, zero cpn., 6/01/16.	1,030,000	1,104,469
Citysavers, Series B, zero cpn., 12/01/16	1,030,000	1,100,019
Citysavers, Series B, zero cpn., 6/01/17.	1,030,000	1,094,447
Citysavers, Series B, zero cpn., 12/01/17	1,030,000	1,086,949
Citysavers, Series B, zero cpn., 6/01/18.	1,030,000	1,076,556
Citysavers, Series B, zero cpn., 12/01/18	1,005,000	1,041,421
Citysavers, Series B, zero cpn., 6/01/19.	1,030,000	1,050,909
Citysavers, Series B, zero cpn., 12/01/19	1,030,000	1,038,961
Citysavers, Series B, zero cpn., 6/01/20.	10,000,000	9,263,300
Fiscal 2002, Series D, 5.50%, 6/01/24	145,000	145,592
Fiscal 2007, Refunding, Series A, AGMC Insured, 5.00%, 8/01/26	9,450,000	9,739,831
Fiscal 2008, Series D, 5.125%, 12/01/28	10,230,000	11,046,456
Fiscal 2009, Series I, Sub Series I-1, 5.375%, 4/01/36	17,500,000	19,571,825
Fiscal 2009, Series J, Sub Series J-1, 5.00%, 5/15/33	19,500,000	21,654,165
Fiscal 2010, Refunding, Series C, 5.00%, 8/01/25	7,575,000	8,550,584
Fiscal 2010, Refunding, Series C, 5.00%, 8/01/26	2,190,000	2,477,087
Fiscal 2012, Refunding, Series I, 5.00%, 8/01/26	11,000,000	13,002,990
Fiscal 2012, Refunding, Series I, 5.00%, 8/01/27	10,000,000	11,780,000
Fiscal 2013, Series A, Sub Series A-1, 5.00%, 10/01/29	7,355,000	8,572,620
Fiscal 2014, Refunding, Series J, 5.00%, 8/01/32	10,000,000	11,564,700
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/29	20,640,000	24,432,600
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/31	10,000,000	11,713,600
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/32	4,000,000	4,667,880
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/33	3,000,000	3,487,830
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/34	1,500,000	1,737,390
Refunding, Series D, 5.125%, 8/01/19	10,000	10,036
Refunding, Series G, AMBAC Insured, 5.00%, 8/01/22	14,955,000	15,068,060
Series E, Sub Series E-1, 6.00%, 10/15/23	5,155,000	5,879,948
Series E, Sub Series E-1, 6.25%, 10/15/28	260,000	297,203
Series E, Sub Series E-1, Pre-Refunded, 6.00%, 10/15/23	1,845,000	2,110,680

franklintempleton.com

Semiannual Report 15

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York City GO, (continued)
Series E, Sub Series E-1, Pre-Refunded, 6.25%, 10/15/28	$9,740,000	$11,211,324
Series G, AMBAC Insured, Pre-Refunded, 5.00%, 8/01/22.	45,000	45,351
Series J, Sub Series J-1, AMBAC Insured, 5.00%, 6/01/23	60,000	61,380
Series J, Sub Series J-1, AMBAC Insured, Pre-Refunded, 5.00%, 6/01/23.	19,940,000	20,401,611
New York City HDC,
MFHR, Series A-1, 4.80%, 11/01/35	5,610,000	5,782,059
MFHR, Series C-1, 5.25%, 11/01/29	6,110,000	6,629,900
MFHR, Series C-1, 5.50%, 11/01/34	3,000,000	3,261,180
MFHR, Series C-1, 5.55%, 11/01/39	3,300,000	3,574,164
MFHR, Series C-1, 5.70%, 11/01/46	12,500,000	13,552,375
New York City IDAR, Yankee Stadium Project, Pilot, Assured Guaranty, 7.00%, 3/01/49	19,000,000	22,217,460
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Fiscal 2006, Series D, AGMC Insured, 5.00%, 6/15/38	59,000,000	60,287,380
Fiscal 2008, Refunding, Series A, 5.00%, 6/15/38.	52,000,000	54,821,520
Fiscal 2009, Series A, 5.75%, 6/15/40	6,550,000	7,291,395
Second General Resolution, Fiscal 2007, Refunding, Series AA, 4.75%, 6/15/37	40,000,000	40,787,200
Second General Resolution, Fiscal 2008, Refunding, Series AA, 5.00%, 6/15/37	20,860,000	22,057,364
Second General Resolution, Fiscal 2009, Refunding, Series GG-1, 5.00%, 6/15/39	33,115,000	36,786,791
Second General Resolution, Fiscal 2011, Refunding, Series EE, 5.375%, 6/15/43	39,150,000	45,426,136
Second General Resolution, Fiscal 2013, Series BB, 5.00%, 6/15/47	15,000,000	16,698,300
New York City Transitional Finance Authority Building Aid Revenue,
Fiscal 2007, Series S-1, NATL Insured, 5.00%, 7/15/31.	8,200,000	8,553,830
Fiscal 2007, Series S-2, NATL Insured, 5.00%, 1/15/37.	22,000,000	22,904,200
Fiscal 2008, Refunding, Series S-1, 5.00%, 1/15/34	75,000,000	80,806,500
Fiscal 2008, Series S-1, 5.00%, 1/15/27	10,000,000	10,811,400
Fiscal 2009, Series S-1, 5.75%, 7/15/38	30,000,000	33,555,000
Fiscal 2009, Series S-2, 6.00%, 7/15/38	50,000,000	56,246,500
Fiscal 2009, Series S-3, 5.25%, 1/15/39	29,485,000	32,563,529
Fiscal 2009, Series S-4, 5.75%, 1/15/39	30,000,000	34,054,200
Fiscal 2009, Series S-5, 5.25%, 1/15/39	31,730,000	35,042,929
New York City Transitional Finance Authority Revenue,
Future Tax Secured, Fiscal 2010, sub. bond, Series A, Sub Series A-1, 5.00%, 5/01/34	17,520,000	19,403,400
Future Tax Secured, Fiscal 2010, sub. bond, Series A, Sub Series A-1, 5.00%, 5/01/38	20,000,000	22,038,200
Future Tax Secured, Fiscal 2010, sub. bond, Series A, Sub Series A-1, Pre-Refunded, 5.00%, 5/01/34.	2,480,000	2,802,028
Future Tax Secured, Fiscal 2011, sub. bond, Series C, 5.00%, 11/01/39	17,250,000	19,702,260
Future Tax Secured, Fiscal 2012, sub. bond, Series E, Sub Series E-1, 5.00%, 2/01/37	10,000,000	11,309,200
Future Tax Secured, Fiscal 2013, sub. bond, Series F, Sub Series F-1, 5.00%, 2/01/34	5,000,000	5,723,050
Future Tax Secured, Fiscal 2013, sub. bond, Series F, Sub Series F-1, 5.00%, 2/01/36	8,250,000	9,357,067
Future Tax Secured, Fiscal 2013, sub. bond, Series I, 5.00%, 5/01/42	45,000,000	50,939,550
Future Tax Secured, Fiscal 2014, sub. bond, Series D, Sub Series D-1, 5.00%, 2/01/38	17,000,000	19,260,150
Future Tax Secured, Fiscal 2014, sub. bond, Series D, Sub Series D-1, 5.00%, 2/01/39	24,135,000	27,325,164
Future Tax Secured, Fiscal 2014, sub. bond, Series D, Sub Series D-1, 5.00%, 2/01/40	18,300,000	20,676,804
Future Tax Secured, Fiscal 2015, sub. bond, Series A, Sub Series A-1, 5.00%, 8/01/34	5,115,000	5,919,538
Future Tax Secured, Fiscal 2015, sub. bond, Series B, Sub Series B-1, 5.00%, 8/01/34	5,000,000	5,786,450
Future Tax Secured, Fiscal 2015, sub. bond, Series E, Sub Series E-1, 5.00%, 2/01/34	10,000,000	11,643,500
Future Tax Secured, Fiscal 2015, sub. bond, Series E, Sub Series E-1, 5.00%, 2/01/35	10,000,000	11,591,300
New York Liberty Development Corp. Liberty Revenue,
One World Trade Center, Port Authority Consolidated, Secured, 5.25%, 12/15/43	50,000,000	57,535,000
Second Priority, Bank of America Tower at One Bryant Park Project, Class 2, Refunding, 5.625%,
7/15/47	17,500,000	19,794,600
Seven World Trade Center Project, Refunding, 5.00%, 9/15/40.	18,000,000	20,366,100

16 Semiannual Report

franklintempleton.com

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York Liberty Development Corp. Revenue,
Goldman Sachs Headquarters Issue, 5.25%, 10/01/35	$86,360,000	$103,015,390
Goldman Sachs Headquarters Issue, 5.50%, 10/01/37	27,000,000	33,172,200
New York State Dormitory Authority Lease Revenues,
Delaware Chenango Madison Otsego Board of Cooperative Education Services, XLCA Insured,
Pre-Refunded, 5.00%, 8/15/27	10,000,000	10,723,500
State University Dormitory Facilities Issue, Series A, 5.00%, 7/01/39	7,250,000	7,981,453
Third General Resolution, State University Educational Facilities Issue, Refunding, Series A, 5.00%,
5/15/28	4,000,000	4,688,400
Third General Resolution, State University Educational Facilities Issue, Refunding, Series A, 5.00%,
5/15/29	3,000,000	3,498,570
Third General Resolution, State University Educational Facilities Issue, Refunding, Series A, 5.00%,
5/15/30	1,000,000	1,159,030
New York State Dormitory Authority Revenues,
853 Schools Program, Issue 2, Series E, AMBAC Insured, 5.75%, 7/01/19	685,000	687,199
Insured Mortgage, Montefiore Hospital, FGIC Insured, 5.00%, 8/01/33	11,000,000	11,039,930
Mental Health Services Facilities Improvement, Refunding, Series A, 5.00%, 8/15/22	5,740,000	6,653,980
Mortgage Hospital, Montefiore Medical Center, NATL Insured, 5.00%, 8/01/29	5,995,000	6,017,002
Non-State Supported Debt, Albany Public Library, AMBAC Insured, 5.00%, 7/01/37	10,720,000	11,007,618
Non-State Supported Debt, Brooklyn Law School, Refunding, 5.75%, 7/01/33	3,750,000	4,132,088
Non-State Supported Debt, Cornell University, Refunding, Series A, 5.00%, 7/01/34.	10,000,000	11,244,400
Non-State Supported Debt, Cornell University, Refunding, Series A, 5.00%, 7/01/39.	22,000,000	24,598,860
Non-State Supported Debt, Educational Housing Services, CUNY Student Housing Project, AMBAC
Insured, 5.25%, 7/01/30	5,150,000	5,974,670
Non-State Supported Debt, Fashion Institute of Technology Student Housing Corp., NATL Insured,
5.25%, 7/01/34	13,220,000	15,239,619
Non-State Supported Debt, Fordham University, Series B, Assured Guaranty, 5.00%, 7/01/33	11,000,000	11,900,020
Non-State Supported Debt, Fordham University, Series B, Assured Guaranty, 5.00%, 7/01/38	5,000,000	5,364,500
Non-State Supported Debt, Health Quest Systems, Series A, Assured Guaranty, 5.25%, 7/01/27.	1,500,000	1,597,335
Non-State Supported Debt, Health Quest Systems, Series B, Assured Guaranty, 5.25%, 7/01/27	2,500,000	2,662,225
Non-State Supported Debt, Health Quest Systems, Series B, Assured Guaranty, 5.125%, 7/01/37	3,000,000	3,152,520
Non-State Supported Debt, Hospital for Special Surgery, FHA Insured, 6.25%, 8/15/34	3,745,000	4,372,512
Non-State Supported Debt, Hospital for Special Surgery, FHA Insured, 6.00%, 8/15/38	3,250,000	3,751,540
Non-State Supported Debt, Mortgage Hospital, Montefiore Medical Center, FHA Insured, 5.00%,
8/01/24	2,500,000	2,654,225
Non-State Supported Debt, Mortgage Hospital, Montefiore Medical Center, FHA Insured, 5.00%,
2/01/28	10,060,000	10,089,073
Non-State Supported Debt, Mount Sinai School of Medicine of New York University, NATL Insured,
Pre-Refunded, 5.00%, 7/01/35	10,000,000	10,655,500
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City
Issue, Refunding, Series 2, Sub Series 2-4, 5.00%, 1/15/27	5,000,000	5,390,400
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City
Issue, Refunding, Series 2, Sub Series 2-4, 5.00%, 1/15/28	5,000,000	5,380,600
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City
Issue, Refunding, Series 2, Sub Series 2-5, 5.00%, 1/15/32	20,000,000	21,396,400
Non-State Supported Debt, The New School, 5.50%, 7/01/40	10,000,000	11,438,800
Non-State Supported Debt, The New School, AGMC Insured, 5.50%, 7/01/43	13,000,000	15,036,190
Non-State Supported Debt, The New School, NATL Insured, Pre-Refunded, 5.00%, 7/01/46	12,000,000	12,324,600
Non-State Supported Debt, The New School, Refunding, Series A, 5.00%, 7/01/40	5,500,000	6,171,055
Non-State Supported Debt, The New School, Refunding, Series A, 5.00%, 7/01/45	8,500,000	9,485,745
Non-State Supported Debt, The New York Hospital Medical Center of Queens, FHA Insured, 4.75%,
2/15/37	4,890,000	5,066,920

franklintempleton.com

Semiannual Report 17

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority Revenues, (continued)
Non-State Supported Debt, New York University, Refunding, Series A, 5.00%, 7/01/45	$5,000,000	$5,728,400
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/37	7,000,000	7,946,190
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/39	20,000,000	22,281,200
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/42	10,000,000	11,281,100
Non-State Supported Debt, New York University, Series A, AMBAC Insured, Pre-Refunded, 5.00%,
7/01/26	5,475,000	5,829,397
Non-State Supported Debt, New York University, Series A, AMBAC Insured, Pre-Refunded, 5.00%,
7/01/27	5,470,000	5,824,073
Non-State Supported Debt, New York University, Series A, AMBAC Insured, Pre-Refunded, 5.00%,
7/01/32	5,000,000	5,323,650
Non-State Supported Debt, New York University, Series A, AMBAC Insured, Pre-Refunded, 5.00%,
7/01/37	10,000,000	10,647,300
Non-State Supported Debt, New York University, Series A, Pre-Refunded, 5.00%, 7/01/38	27,800,000	30,697,594
Non-State Supported Debt, New York University, Series B, 5.00%, 7/01/39	19,650,000	21,891,279
Non-State Supported Debt, New York University, Series B, Pre-Refunded, 5.00%, 7/01/38	26,995,000	29,808,689
Non-State Supported Debt, New York University, Series B, Pre-Refunded, 5.25%, 7/01/48	49,665,000	55,157,452
Non-State Supported Debt, New York University, Series C, Pre-Refunded, 5.00%, 7/01/38	25,000,000	27,605,750
Non-State Supported Debt, New York University Hospitals Center, Refunding, 5.00%, 7/01/27.	2,025,000	2,370,992
Non-State Supported Debt, New York University Hospitals Center, Refunding, 5.00%, 7/01/30.	1,000,000	1,138,890
Non-State Supported Debt, New York University Hospitals Center, Refunding, 5.00%, 7/01/32.	1,000,000	1,124,490
Non-State Supported Debt, New York University Hospitals Center, Refunding, 5.00%, 7/01/34.	7,250,000	8,083,750
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series A,
5.00%, 5/01/22	2,300,000	2,565,466
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series A,
5.00%, 5/01/36	11,000,000	12,444,850
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series E,
5.00%, 5/01/21	3,090,000	3,452,673
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series E,
5.00%, 5/01/23	2,150,000	2,390,951
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series E,
5.50%, 5/01/33	3,000,000	3,345,540
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series A, Pre-
Refunded, 5.25%, 5/01/30	8,750,000	9,990,837
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series A, Pre-
Refunded, 5.50%, 5/01/30	3,000,000	3,450,510
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series A, Pre-
Refunded, 5.00%, 5/01/32	6,250,000	6,637,625
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series A, Pre-
Refunded, 5.50%, 5/01/37	13,000,000	14,952,210
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series B, 5.00%,
5/01/39	10,000,000	10,999,100
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series E, Pre-
Refunded, 5.00%, 5/01/21	2,500,000	2,833,625
Non-State Supported Debt, NYU Hospitals Center, Series A, 6.00%, 7/01/40.	4,500,000	5,209,695
Non-State Supported Debt, Pratt Institute, Series C, Assured Guaranty, 5.00%, 7/01/29	3,775,000	4,177,868
Non-State Supported Debt, Residential Institutions for Children, 5.00%, 6/01/38	5,000,000	5,411,500
Non-State Supported Debt, School District Financing Program, Refunding, Series A, AGMC Insured,
5.00%, 10/01/22	7,645,000	8,452,465
Non-State Supported Debt, School Districts Financing Program, Series A, AGMC Insured, 5.00%,
10/01/21	5,000,000	5,829,700

18 Semiannual Report

franklintempleton.com

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority Revenues, (continued)
Non-State Supported Debt, School Districts Financing Program, Series A, AGMC Insured, 5.00%,
10/01/22	$7,145,000	$8,301,633
Non-State Supported Debt, School Districts Financing Program, Series A, AGMC Insured, 5.00%,
10/01/24	12,730,000	14,790,732
Non-State Supported Debt, School Districts Financing Program, Series A, Assured Guaranty, 5.625%,
10/01/29	3,000,000	3,476,820
Non-State Supported Debt, School Districts Financing Program, Series C, AGMC Insured, 5.00%,
10/01/32	5,000,000	5,316,100
Non-State Supported Debt, School Districts Financing Program, Series C, AGMC Insured, 5.00%,
10/01/37	6,550,000	6,926,232
Non-State Supported Debt, School Districts Financing Program, Series C, Assured Guaranty, 5.00%,
10/01/31	4,000,000	4,498,160
Non-State Supported Debt, School Districts Financing Program, Series C, Assured Guaranty, 5.125%,
10/01/36	5,000,000	5,614,150
Non-State Supported Debt, St. John’s University, Refunding, Series A, 5.00%, 7/01/26	2,400,000	2,860,848
Non-State Supported Debt, St. John’s University, Refunding, Series A, 5.00%, 7/01/27	650,000	768,794
Non-State Supported Debt, St. John’s University, Refunding, Series A, 5.00%, 7/01/29	1,375,000	1,603,676
Non-State Supported Debt, St. John’s University, Refunding, Series A, 5.00%, 7/01/30	1,675,000	1,941,459
Non-State Supported Debt, St. John’s University, Refunding, Series A, 5.00%, 7/01/31	3,700,000	4,268,690
Non-State Supported Debt, St. John’s University, Refunding, Series A, 5.00%, 7/01/34	2,000,000	2,280,740
Non-State Supported Debt, State University Facilities, Refunding, Series A, 5.00%, 7/01/38	5,000,000	5,590,550
Non-State Supported Debt, State University Facilities, Refunding, Series A, 5.00%, 7/01/43	4,150,000	4,607,745
Non-State Supported Debt, Student Housing Corp., NATL Insured, 5.25%, 7/01/26	6,105,000	6,996,025
Non-State Supported Debt, University of Rochester, Series A, 5.125%, 7/01/39	10,500,000	11,743,095
Non-State Supported Debt, Vassar College, 5.00%, 7/01/49	11,000,000	11,929,280
Secondarily Insured, Lease, State University, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/32.	5,000,000	5,335,900
Secondarily Insured, State University Educational Facilities, Third General Resolution, Refunding,
Series A, Assured Guaranty, 5.50%, 5/15/22	5,000,000	6,128,600
State Supported Debt, Lease, State University Dormitory Facilities Issue, Refunding, Series A, 5.00%,
7/01/37	25,000,000	28,476,000
State Supported Debt, Lease, State University Dormitory Facilities Issue, Refunding, Series A, 5.00%,
7/01/42	15,000,000	17,017,800
State Supported Debt, Lease, State University Dormitory Facilities Issue, Series A, 5.00%, 7/01/33	14,210,000	15,421,402
State Supported Debt, Lease, State University Dormitory Facilities Issue, Series A, 5.00%, 7/01/38	10,785,000	11,624,828
State Supported Debt, Lease, State University Dormitory Facilities Issue, Series A, NATL Insured,
Pre-Refunded, 5.00%, 7/01/36	4,670,000	4,796,324
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
5.00%, 2/15/32	2,190,000	2,288,287
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
5.00%, 2/15/33	9,000,000	9,777,780
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
5.00%, 2/15/38	22,245,000	24,032,608
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
Pre-Refunded, 5.00%, 2/15/32	25,810,000	27,187,996
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
Pre-Refunded, 5.00%, 2/15/33	5,000	5,553
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
Pre-Refunded, 5.00%, 2/15/38	15,000	16,658
State Supported Debt, Mental Health Services Facilities Improvement, Series B, 5.00%, 2/15/33	4,990,000	5,008,613
State Supported Debt, Mental Health Services Facilities Improvement, Series B, AGMC Insured,
5.00%, 2/15/33	4,275,000	4,644,446

franklintempleton.com

Semiannual Report 19

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority Revenues, (continued)
State Supported Debt, Mental Health Services Facilities Improvement, Series B, AGMC Insured,
Pre-Refunded, 5.00%, 2/15/32	$8,680,000	$9,143,425
State Supported Debt, Upstate Community Colleges, Series C, 6.00%, 7/01/31	20,000,000	22,957,600
New York State Dormitory Authority Sales Tax Revenue,
State Supported Debt, Series A, 5.00%, 3/15/29	12,480,000	14,862,557
State Supported Debt, Series A, 5.00%, 3/15/30	18,415,000	21,809,253
State Supported Debt, Series A, 5.00%, 3/15/31	15,685,000	18,499,046
State Supported Debt, Series A, 5.00%, 3/15/43	16,675,000	18,806,732
State Supported Debt, Series A, 5.00%, 3/15/44	37,250,000	42,354,740
New York State Dormitory Authority State Personal Income Tax Revenue,
Education, Refunding, Series C, 5.75%, 3/15/32.	29,870,000	34,086,748
Education, Series A, 5.00%, 3/15/38	5,000,000	5,509,450
Education, Series A, Pre-Refunded, 5.00%, 3/15/36	7,395,000	7,497,421
Education, Series A, Pre-Refunded, 5.00%, 3/15/37	49,750,000	52,524,060
Education, Series C, Pre-Refunded, 5.00%, 12/15/31	17,305,000	18,097,396
Education, Series C, Pre-Refunded, 5.75%, 3/15/32	230,000	265,116
Education, Series C, Pre-Refunded, 5.00%, 12/15/35	10,000,000	10,457,900
Education, Series D, Pre-Refunded, 5.00%, 3/15/36	46,500,000	48,207,710
General Purpose, Refunding, Series A, 5.00%, 3/15/31	5,000,000	5,898,050
General Purpose, Series B, 5.00%, 3/15/37	6,915,000	7,836,770
General Purpose, Series C, 5.00%, 3/15/34	10,000,000	11,491,300
Series A, 5.00%, 2/15/34	16,510,000	18,292,089
Series A, 5.00%, 2/15/39	20,685,000	22,808,522
Series A, Pre-Refunded, 5.00%, 2/15/34	15,000	16,880
Series A, Pre-Refunded, 5.00%, 2/15/39	20,000	22,507
New York State Environmental Facilities Corp. State Clean Water and Drinking Water Revenue,
Revolving Funds, New York City Municipal Water Finance Authority Projects, Second Resolution,
Subordinated SRF, Refunding, Series A, 5.00%, 6/15/31	5,000,000	5,853,400
Revolving Funds, New York City Municipal Water Finance Authority Projects, Second Resolution,
Subordinated SRF, Refunding, Series A, 5.00%, 6/15/37	2,700,000	2,919,294
Revolving Funds, New York City Municipal Water Finance Authority Projects, Second Resolution,
Subordinated SRF, Refunding, Series B, 5.00%, 6/15/33	6,510,000	7,070,902
Revolving Funds, New York City Municipal Water Finance Authority Projects, Second Resolution,
Subordinated SRF, Refunding, Series B, 5.00%, 6/15/37	5,310,000	5,741,278
Revolving Funds, New York City Municipal Water Finance Authority Projects, Second Resolution,
Subordinated SRF, Series A, 5.125%, 6/15/38	35,000,000	39,221,700
New York State GO, Series A, 5.00%, 2/15/39	6,000,000	6,623,880
New York State HFA State Personal Income Tax Revenue,
Economic Development and Housing, Series A, 5.00%, 3/15/34	10,000,000	10,683,000
Economic Development and Housing, Series A, 5.00%, 3/15/38	15,000,000	15,972,150
New York State HFAR,
Affordable Housing, Series B, 4.50%, 11/01/29	1,500,000	1,563,735
Affordable Housing, Series B, 4.85%, 11/01/41	8,500,000	8,826,910
Children’s Rescue Fund Housing, Series A, 7.625%, 5/01/18	1,105,000	1,108,801
Housing Project Mortgage, Refunding, Series A, AGMC Insured, 6.125%, 11/01/20	790,000	791,785
New York State Medical Care Facilities Finance Agency Revenue, Security Mortgage, 2008, Series A,
6.375%, 11/15/20	1,580,000	1,583,365
New York State Power Authority Revenue, Series A, NATL Insured, 5.00%, 11/15/47	10,000,000	10,664,100

20 Semiannual Report

franklintempleton.com

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York State Thruway Authority General Revenue,
Refunding, Series H, AGMC Insured, 5.00%, 1/01/32	$10,000,000	$10,734,600
Refunding, Series H, NATL Insured, 5.00%, 1/01/37	54,810,000	58,208,768
Refunding, Series I, 5.00%, 1/01/37	21,250,000	23,946,837
Series H, AGMC Insured, 5.00%, 1/01/37	10,000,000	10,620,100
Series I, 5.00%, 1/01/42	45,000,000	50,150,700
New York State Thruway Authority Second General Highway and Bridge Trust Fund Revenue,
Refunding, Series A, 5.00%, 4/01/29.	10,000,000	11,645,300
Series A, 5.00%, 4/01/27	27,000,000	31,651,020
Series A, 5.00%, 4/01/28	11,600,000	13,568,288
Series A, 5.00%, 4/01/30	9,000,000	10,388,700
Series A, 5.00%, 4/01/31	10,250,000	11,779,607
Series A, 5.00%, 4/01/32	11,100,000	12,686,523
Series A, AGMC Insured, Pre-Refunded, 5.00%, 4/01/24.	7,420,000	7,858,225
New York State Urban Development Corp. Revenue,
Empire State Development Corp., Refunding, Series D, 5.625%, 1/01/28.	3,780,000	4,269,170
Empire State Development Corp., Series B, 5.00%, 1/01/26.	8,830,000	9,688,541
Empire State Development Corp., Series B, 5.00%, 1/01/27.	7,730,000	8,469,220
Empire State Development Corp., Series B, 5.00%, 1/01/28.	5,460,000	5,970,455
State Personal Income Tax, Economic Development and Housing, Series A-1, 5.00%, 12/15/27	5,000,000	5,401,550
State Personal Income Tax, State Facilities and Equipment, Series B-1, 5.00%, 3/15/36	10,000,000	11,079,700
Niagara Falls Public Improvement GO, NATL Insured, 6.85%, 3/01/19	5,000	5,021
North Hempstead GO, Refunding, Series B, NATL Insured, 6.40%, 4/01/16	1,000,000	1,020,370
Orangetown Housing Authority Housing Facilities Revenue, Capital Appreciation, Senior Housing Center
Project, Refunding, NATL Insured, zero cpn., 4/01/30	14,245,000	7,007,400
Oswego County IDA Civic Facility Revenue, Oswego School District Public Library Project, XLCA Insured,
5.00%, 12/15/30	1,805,000	1,881,315
Port Authority of New York and New Jersey Revenue,
Consolidated, One Hundred Forty-Eighth Series, AGMC Insured, 5.00%, 8/15/34	30,000,000	32,144,100
Consolidated, One Hundred Forty-Eighth Series, AGMC Insured, 5.00%, 8/15/37	74,235,000	79,540,575
Consolidated, One Hundred Sixty-First Series, 5.00%, 10/15/34.	25,000,000	28,134,250
Consolidated, One Hundred Sixty-First Series, 5.00%, 10/15/35.	29,000,000	32,600,930
Consolidated, One Hundred Sixty-First Series, 5.00%, 10/15/39.	25,000,000	27,984,500
Rensselaer City School District COP, School Campus Project, XLCA Insured, 5.00%, 6/01/36	20,240,000	20,421,148
Rockland County IDA Civic Facility Revenue,
Nyack Library Project, Series A, AMBAC Insured, 5.00%, 12/01/32	2,000,000	2,077,260
Nyack Library Project, Series A, AMBAC Insured, 5.00%, 12/01/37	3,320,000	3,431,984
Sales Tax Asset Receivable Corp. Revenue,
Sales Tax Asset, Fiscal 2015, Refunding, Series A, 5.00%, 10/15/27	32,000,000	39,037,120
Sales Tax Asset, Fiscal 2015, Refunding, Series A, 5.00%, 10/15/30	4,900,000	5,868,681
Saratoga County Water Authority Revenue, Water System, 5.00%, 9/01/48	7,225,000	7,726,776
Suffolk County IDA Civic Facility Revenue, New York Institute of Technology Project, Refunding, 5.00%,
3/01/26.	1,995,000	2,032,805
Syracuse IDA Civic Facility Revenue,
Crouse Health Hospital Inc., Project A, 5.25%, 1/01/16	660,000	660,343
Crouse Health Hospital Inc., Project A, 5.375%, 1/01/23	4,760,000	4,761,095
Triborough Bridge and Tunnel Authority Revenue,
General Purpose, Series B, NATL Insured, Pre-Refunded, 5.20%, 1/01/27	5,110,000	6,174,617
General Purpose, Series B, Pre-Refunded, 5.20%, 1/01/27	15,000,000	18,125,100
General Purpose, Series B, Pre-Refunded, 5.50%, 1/01/30	32,185,000	38,988,909

franklintempleton.com

Semiannual Report 21

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
Triborough Bridge and Tunnel Authority Revenues,
General, MTA Bridges and Tunnels, Refunding, Series C, 5.00%, 11/15/33	$31,840,000	$35,034,189
General, MTA Bridges and Tunnels, Refunding, Series C, 5.00%, 11/15/38	18,375,000	20,162,520
General, MTA Bridges and Tunnels, Series A, 5.00%, 11/15/35	9,155,000	9,518,179
General, MTA Bridges and Tunnels, Series A, Pre-Refunded, 5.00%, 11/15/24	6,965,000	7,528,469
General, MTA Bridges and Tunnels, Series A-2, 5.25%, 11/15/34	10,000,000	11,041,500
General, MTA Bridges and Tunnels, Series B, 5.00%, 11/15/45	5,000,000	5,743,300
General, MTA Bridges and Tunnels, Series C, 5.00%, 11/15/38	5,000,000	5,624,050
MTA Bridges and Tunnels, sub. bond, Series D, 5.00%, 11/15/31	48,955,000	54,030,165
Troy Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute Project, Series A, 5.125%, 9/01/40.	42,500,000	46,959,100
Western Nassau County Water Authority Water System Revenue,
Series A, 5.00%, 4/01/40	1,400,000	1,575,322
Series A, 5.00%, 4/01/45	2,250,000	2,516,513
Yonkers GO, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 9/01/31.	12,490,000	12,925,152
Yonkers IDA Civic Facility Revenue,
Sarah Lawrence College Project, Series A, 5.75%, 6/01/24	1,150,000	1,279,214
Sarah Lawrence College Project, Series A, 6.00%, 6/01/41	5,000,000	5,555,500
		4,551,673,369
U.S. Territories 2.1%
Puerto Rico 2.1%
Puerto Rico Electric Power Authority Power Revenue, Series WW, 5.25%, 7/01/33	32,250,000	21,043,125
Puerto Rico Sales Tax FICO Sales Tax Revenue,
first subordinate, Series A, 5.75%, 8/01/37	15,000,000	6,375,000
first subordinate, Series A, 5.50%, 8/01/42	50,000,000	21,000,000
first subordinate, Series A, 6.00%, 8/01/42	90,000,000	38,700,000
first subordinate, Series A, 6.50%, 8/01/44	10,000,000	4,450,000
first subordinate, Series C, 5.50%, 8/01/40	35,000,000	14,700,000
		106,268,125
Total Municipal Bonds (Cost $4,428,287,370) 91.4%		4,657,941,494
Other Assets, less Liabilities 8.6%		438,550,718
Net Assets 100.0%		$5,096,492,212

See Abbreviations on page 31.

22 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN NEW YORK TAX-FREE INCOME FUND

Financial Statements

Statement of Assets and Liabilities
November 30, 2015 (unaudited)

Assets:
Investments in securities:
Cost	$4,428,287,370
Value	$4,657,941,494
Cash	380,538,699
Receivables:
Capital shares sold	4,298,862
Interest	60,528,996
Other assets	758
Total assets	5,103,308,809
Liabilities:
Payables:
Capital shares redeemed	3,837,115
Management fees	1,931,773
Distribution fees	678,723
Transfer agent fees	324,623
Accrued expenses and other liabilities.	44,363
Total liabilities	6,816,597
Net assets, at value	$5,096,492,212
Net assets consist of:
Paid-incapital	$5,033,135,097
Undistributed net investment income	7,001,368
Net unrealized appreciation (depreciation)	229,654,124
Accumulated net realized gain (loss)	(173,298,377)
Net assets, at value	$5,096,492,212
Class A:
Net assets, at value	$4,178,701,725
Shares outstanding.	363,908,446
Net asset value per share[a]	$11.48
Maximum offering price per share (net asset value per share ÷ 95.75%)	$11.99
Class C:
Net assets, at value	$651,044,365
Shares outstanding	56,763,369
Net asset value and maximum offering price per share[a]	$11.47
Advisor Class :
Net assets, at value	$266,746,122
Shares outstanding.	23,219,242
Net asset value and maximum offering price per share	$11.49

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 23

FRANKLIN NEW YORK TAX-FREE INCOME FUND
FINANCIAL STATEMENTS

Statement of Operations
for the six months ended November 30, 2015 (unaudited)

Investment income:
Interest	$108,649,831
Expenses:
Management fees (Note 3a)	11,704,500
Distribution fees: (Note 3c)
Class A	2,055,341
Class C	2,139,671
Transfer agent fees: (Note 3e)
Class A	832,975
Class C	129,671
Advisor Class	53,218
Custodian fees	21,838
Reports to shareholders	72,481
Registration and filing fees	23,670
Professional fees	43,791
Trustees’ fees and expenses	45,497
Other	79,205
Total expenses	17,201,858
Net investment income	91,447,973
Realized and unrealized gains (losses):
Net realized gain (loss) from investments	419,146
Net change in unrealized appreciation (depreciation) on investments	(45,734,464)
Net realized and unrealized gain (loss)	(45,315,318)
Net increase (decrease) in net assets resulting from operations	$46,132,655

24 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

	FRANKLIN NEW YORK TAX-FREE INCOME FUND
	FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Six Months Ended
	November 30, 2015	Year Ended
	(unaudited)	May 31, 2015
Increase (decrease) in net assets:
Operations:
Net investment income.	$91,447,973	$194,607,026
Net realized gain (loss)	419,146	(70,223,562)
Net change in unrealized appreciation (depreciation)	(45,734,464)	20,920,667
Net increase (decrease) in net assets resulting from operations	46,132,655	145,304,131
Distributions to shareholders from:
Net investment income:
Class A	(76,070,766)	(163,963,640)
Class C	(9,981,380)	(21,368,585)
Advisor Class	(4,995,253)	(9,089,171)
Total distributions to shareholders.	(91,047,399)	(194,421,396)
Capital share transactions: (Note 2)
Class A	(103,493,568)	(239,794,285)
Class C	(17,725,053)	(19,543,871)
Advisor Class	(2,742,465)	93,131,965
Total capital share transactions	(123,961,086)	(166,206,191)
Net increase (decrease )in net assets	(168,875,830)	(215,323,456)
Net assets:
Beginning of period	5,265,368,042	5,480,691,498
Endof period	$5,096,492,212	$5,265,368,042
Undistributed net investment income included in net assets:
End of period	$7,001,368	$6,600,794

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 25

FRANKLIN NEW YORK TAX-FREE INCOME FUND

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin New York Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund offers three classes of shares: Class A, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of November 30, 2015, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

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FRANKLIN NEW YORK TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

d. Insurance

The scheduled payments of interest and principal for each insured municipal security in the Fund are insured by either a new issue insurance policy or a secondary insurance policy. Some municipal securities in the Fund are secured by collateral guaranteed by an agency of the U.S. government. Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.

Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.

e. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At November 30, 2015, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	November 30, 2015		May 31, 2015
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	9,644,228	$110,718,009	20,127,251	$234,826,815
Shares issued in reinvestment of distributions	5,345,281	61,310,424	11,293,728	131,629,165
Shares redeemed	(24,000,808)	(275,522,001)	(52,042,176)	(606,250,265)
Net increase (decrease)	(9,011,299)	$(103,493,568)	(20,621,197)	$(239,794,285)

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Semiannual Report 27

FRANKLIN NEW YORK TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest (continued)

	Six Months Ended		Year Ended
	November 30, 2015		May 31, 2015
	Shares	Amount	Shares	Amount
Class C Shares:
Shares sold	2,112,148	$24,216,401	5,207,453	$60,681,363
Shares issued in reinvestment of distributions	745,778	8,546,738	1,576,243	18,357,703
Shares redeemed	(4,402,432)	(50,488,192)	(8,470,176)	(98,582,937)
Net increase (decrease)	(1,544,506)	$(17,725,053)	(1,686,480)	$(19,543,871)
Advisor Class Shares:
Shares sold	2,672,167	$30,728,963	11,663,595	$135,764,575
Shares issued in reinvestment of distributions	353,338	4,055,099	622,027	7,257,871
Shares redeemed	(3,265,162)	(37,526,527)	(4,277,476)	(49,890,481)
Net increase (decrease)	(239,657)	$(2,742,465)	8,008,146	$93,131,965

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	In excess of $20 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

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FRANKLIN NEW YORK TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

ClassA	0.10%
ClassC	0.65%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of comissions paid to unaffiliated
brokers/dealers	$233,090
CDSC retained	$41,759

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets.

For the period ended November 30, 2015, the Fund paid transfer agent fees of $1,015,864, of which $434,170 was retained by Investor Services.

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At May 31, 2015, capital loss carryforwards were as follows:

Capital loss carryforwards subject to expiration[a]:
2016	$2,807,508
2017	7,626,443
2018	7,152,557
Captial loss carryforwards not subject to expiration:
Short Term	53,246,219
Long Term	97,503,334
Totalcapitallosscarryforwards	$168,336,061

aIncludes $17,586,508 from the reorganized Franklin New York Insured Tax-Free Income Fund, which may be carried over to offset future capital gains, subject to certain limitations.

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Semiannual Report 29

FRANKLIN NEW YORK TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

4. Income Taxes (continued)

At November 30, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$4,433,039,532

Unrealized appreciation	$354,777,606
Unrealized depreciation	(129,875,644)
Net unrealized appreciation (depreciation)	$224,901,962

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and premiums.

5. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended November 30, 2015, aggregated $60,880,191 and $292,545,015, respectively.

6. Concentration of Risk

The Fund invests a large percentage of its total assets in obligations of issuers within New York and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within New York and U.S. territories. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

7. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 12, 2016. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended November 30, 2015, the Fund did not use the Global Credit Facility.

8. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

• Level 1 – quoted prices in active markets for identical financial instruments

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FRANKLIN NEW YORK TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, pre- payment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At November 30, 2015, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

9. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio
AGMC	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority/Agency
FICO	Financing Corp.
GO	General Obligation
HDC	Housing Development Corp.
HFA	Housing Finance Authority/Agency
HFAR	Housing Finance Authority Revenue
IDA	Industrial Development Authority/Agency
IDAR	Industrial Development Authority Revenue
IDC	Industrial Development Corp.
MFHR	Multi-Family Housing Revenue
MTA	Metropolitan Transit Authority
NATL	National Public Financial Guarantee Corp.
XLCA	XL Capital Assurance

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Semiannual Report 31

FRANKLIN NEW YORK TAX-FREE INCOME FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Wash-ington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.       N/A

Item 5. Audit Committee of Listed Registrants.        N/A

Item 6. Schedule of Investments.                      N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.               N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                               N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.        N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE INCOME FUND

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date  January 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date  January 26, 2016

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

 Chief Accounting Officer

Date  January 26, 2016